UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 1998

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
                   [   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:         Keller, Collins, Hakopian & Leisure
Address:      18300 Von Karman Avenue
         Suite  600
         Irvine, CA  92612-1051

13F File Number:   28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory S. Bruce
Title:   Controller and Office Manager
Phone:   949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce        Irvine, California       May 25, 2000

Report Type  (Check only one.):

[ X]     13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     100
Form 13F Information Table Value Total:     $136,950

List of Other Included Managers:

NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           Value   Shares/  Sh/
Put/ Invstmt    Other           Voting Authority
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn
Call Dscretn   Managers     Sole    Shared   None
- ------------------------------ ---------------- --------- -------- -------- ---
- ---- ------- ------------ -------- -------- --------
AvalonBay Cmnty 8.5% PFD C cal PRD              053484200     2123    86445 SH
     Sole                    86445
Barclays Bank Series E 8% call PRD              06738c836     2631    98822 SH
     Sole                    98822
Chase Manhattan Bank prA 8.1%  PRD              161637202     2366    91432 SH
     Sole                    91432
Citigroup Capital I 8% call 10 PRD              17305f201     2310    89936 SH
     Sole                    89936
HSBC Bank Plc Series C 9.125%  PRD              44328m815     1633    62793 SH
     Sole                    62793
IAC Capital Trust 8.25% Due 12 PRD              44919e206     1120    45716 SH
     Sole                    45716
MCI Capital I 8% call 6/29/01  PRD              55267y206     1286    49690 SH
     Sole                    49690
Nations Bank Cap Trust 7.84% c PRD              628956203     3681   140915 SH
     Sole                   140915
Pacific Tel Fin I Tr 7.56% cal PRD              694887209     4329   171036 SH
     Sole                   171036
T C I Communications I 8.72% d PRD              872285200      340    13025 SH
     Sole                    13025
21st Century Insurance Group   COM              90130n103      718    30960 SH
     Sole                    30960
3Com Corporation               COM              885535104     2445    54562 SH
     Sole                    54562
A T & T                        COM              001957109      510     6728 SH
     Sole                     6728
AirTouch Commun Inc.           COM              00949t100      495     6831 SH
     Sole                     6831
Allegheny Energy Inc.          COM              017361106      232     6730 SH
     Sole                     6730
Allstate Corp.                 COM              020002101      460    11936 SH
     Sole                    11936
America Online Inc Del         COM              02364j104      242     1560 SH
     Sole                     1560
American Home Products         COM              026609107     1984    35186 SH
     Sole                    35186
American International Group I COM              026874107      200     2074 SH
     Sole                     2074
Ameritech Corp.                COM              030954101      324     5105 SH
     Sole                     5105
Amgen Inc.                     COM              031162100      869     8308 SH
     Sole                     8308
Ascend Communications          COM              043491109      799    12150 SH
     Sole                    12150
Aztec Technology Partners      COM              05480L101      200    55041 SH
     Sole                    55041
Ballard Medical Prods          COM              058566100      219     9000 SH
     Sole                     9000
Bank of America Corp           COM              060505104     2563    42622 SH
     Sole                    42622
Bank of New York Co Inc.       COM              064057102      211     5250 SH
     Sole                     5250
Baxter International Inc.      COM              071813109      235     3650 SH
     Sole                     3650
Bell Atlantic Corp.            COM              077853109      489     9062 SH
     Sole                     9062
Berkshire Hathaway CL A        COM              084670108      210       30 SH
     Sole                       30
Boeing Co                      COM              097023105      261     7998 SH
     Sole                     7998
Bristol-Myers Squibb Co        COM              110122108      763     5704 SH
     Sole                     5704
Cabletron Systems Inc          COM              126920107      588    70200 SH
     Sole                    70200
Chase Manhattan Corp           COM              16161a108     3188    44906 SH
     Sole                    44906
Chevron Corp.                  COM              166751107      426     5131 SH
     Sole                     5131
Chicago Pizza & Brewery Inc    COM              167889104       22    16000 SH
     Sole                    16000
Cisco Systems Inc.             COM              17275r102     6777    73023 SH
     Sole                    73023
Citigroup Inc                  COM              172967101     3348    67377 SH
     Sole                    67377
Citrix Systems Inc             COM              177376100      707     7287 SH
     Sole                     7287
Communication Intelligence     COM              20338k106       13    17000 SH
     Sole                    17000
Compaq Computer Corp           COM              204493100     5342   127181 SH
     Sole                   127181
Consolidated Edison            COM              209115104      343     6482 SH
     Sole                     6482
Cusac Gold Mines Ltd.          COM              231624107        2    24264 SH
     Sole                    24264
Daou Systems Inc.              COM              237015102       72    11675 SH
     Sole                    11675
Eli Lilly & Company            COM              532457108      201     2267 SH
     Sole                     2267
EMC Corp.                      COM              268648102      480     5645 SH
     Sole                     5645
Equity Office Properties Trust COM              294711031      931    38808 SH
     Sole                    38808
Exxon Corp.                    COM              302290101     1249    17084 SH
     Sole                    17084
Fannie Mae                     COM              313586109     4185    56557 SH
     Sole                    56557
Fleet Boston Corporation       COM              33901A108     1507    33732 SH
     Sole                    33732
Ford Motor                     COM              345370100      493     8398 SH
     Sole                     8398
GTE Corporation                COM              362320103      518     7973 SH
     Sole                     7973
General Electric Company       COM              369604103     1850    18139 SH
     Sole                    18139
Halliburton Company            COM              406216101     1481    49998 SH
     Sole                    49998
Home Depot Inc.                COM              437076102     4492    73412 SH
     Sole                    73412
IMS Health Inc                 COM              449934108     2580    34201 SH
     Sole                    34201
ISOCOR                         COM              464902105      172    37695 SH
     Sole                    37695
Int'l Business Machines Corp   COM              459200101     3959    21474 SH
     Sole                    21474
Intel Corp.                    COM              458140100     6308    53205 SH
     Sole                    53205
Johnson & Johnson              COM              478160104      351     4186 SH
     Sole                     4186
Leap Wireless Intl Inc         COM              521863100      138    19053 SH
     Sole                    19053
Lucent Technologies Inc        COM              549463107     3335    30332 SH
     Sole                    30332
MCI WorldCom Inc               COM              55268b106     8665   120773 SH
     Sole                   120773
Merck & Company Inc.           COM              589331107     2056    13940 SH
     Sole                    13940
Meridian Resource Corp         COM              58977q109       48    15000 SH
     Sole                    15000
Microsoft Corp.                COM              594918104     3355    24193 SH
     Sole                    24193
Morgan Stanley Dean Witter Dis COM              617446448      260     3655 SH
     Sole                     3655
Motorola Inc.                  COM              620076109      202     3305 SH
     Sole                     3305
Office Depot Inc.              COM              676220106      320     8640 SH
     Sole                     8640
Oracle Corp                    COM              68389x105     2846    65997 SH
     Sole                    65997
Orthallaince Inc               COM              687913103      180    16350 SH
     Sole                    16350
PIMCO Advisors Holdings LP Uni COM              69338p102     1273    40895 SH
     Sole                    40895
PPG Industries                 COM              693506107      987    16965 SH
     Sole                    16965
Pacificare Health Systems Cl A COM              695112102      364     5000 SH
     Sole                     5000
Pepsico Inc                    COM              713448108     3982    97410 SH
     Sole                    97410
Pfizer Inc.                    COM              717081103     1015     8123 SH
     Sole                     8123
Philip Morris Companies Inc.   COM              718154107      571    10666 SH
     Sole                    10666
Proctor & Gamble Co.           COM              742718109      320     3505 SH
     Sole                     3505
QSound Labs, Inc.              COM              74728c109       33    15133 SH
     Sole                    15133
Qualcomm Inc                   COM              747525103     4272    82451 SH
     Sole                    82451
Qwest Communications Intl      COM              749121109     1346    26919 SH
     Sole                    26919
Ribi Immunochem Research       COM              762553105       31    13500 SH
     Sole                    13500
Rowan Cos Inc                  COM              779382100       99    10000 SH
     Sole                    10000
S B C Communications           COM              78387g103      888    16557 SH
     Sole                    16557
Sara Lee Corp                  COM              803111103     1356    48099 SH
     Sole                    48099
Schering-Plough                COM              806605101      449     8120 SH
     Sole                     8120
Schlumberger LTD.              COM              806857108      333     7171 SH
     Sole                     7171
Sears Roebuck & Co             COM              812387108     1700    40003 SH
     Sole                    40003
Sempra Energy                  COM              816851109      244     9616 SH
     Sole                     9616
Sunrise Medical Inc            COM              867910101      233    18722 SH
     Sole                    18722
Target Corporation             COM              239753106      413     7608 SH
     Sole                     7608
Tele Commun Series A  TCI Grou COM              87924v101      612    11056 SH
     Sole                    11056
U S West Inc                   COM              91273h101      345     5337 SH
     Sole                     5337
UAL Corp                       COM              902549500      215     3610 SH
     Sole                     3610
URS Corp                       COM              903236107      838    35869 SH
     Sole                    35869
Vornado Realty Trust           COM              929042109      203     6055 SH
     Sole                     6055
Walgreens Inc.                 COM              931422109      234     4000 SH
     Sole                     4000
Wallace Computer               COM              932270101      253     9600 SH
     Sole                     9600
Walt Disney Co                 COM              254687106     2972    99074 SH
     Sole                    99074
Washington Mutual Inc          COM              939322103     1716    44722 SH
     Sole                    44722
Western Bancorp                COM              957683105      415    14197 SH
     Sole                    14197